UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2017

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Gavekal KL Allocation Fund
Advisor Class (GAVAX)
Institutional Class (GAVIX)

SEMI-ANNUAL REPORT
FEBRUARY 28, 2017

Gavekal KL Allocation Fund
A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	11
Expense Example	18

This report and the financial statements contained herein are provided for the general information of the shareholders of the Gavekal KL Allocation Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

 www.knowledgeleadersfunds.com

Gavekal KL Allocation Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 69.7%
	CONSUMER DISCRETIONARY – 3.8%
2,964,925	Belle International Holdings Ltd.	$2,041,367
586,396	Fuyao Glass Industry Group Co., Ltd. Class H1	1,825,979
78,945	Meredith Corp.	4,949,852
1,565,664	MGM China Holdings Ltd.	2,848,262
233,900	Nikon Corp.	3,575,973
219,100	Sekisui Chemical Co., Ltd.	3,619,209
		18,860,642
	CONSUMER STAPLES – 4.0%
673,870	Ambev S.A.	3,864,301
223,754	BRF S.A.	2,921,533
1,610,231	China Resources Beer Holdings Co., Ltd.*	3,655,166
223,657	Natura Cosmeticos S.A.	1,841,881
3,837,955	Sun Art Retail Group Ltd.	3,698,090
395,949	Tate & Lyle PLC	3,657,136
		19,638,107
	ENERGY – 15.9%
6,424,345	Banpu PCL	3,603,655
44,749	Chevron Corp.	5,034,263
3,792,577	CNOOC Ltd.	4,486,565
99,546	Imperial Oil Ltd.	3,109,595
484,700	Inpex Corp.	4,819,469
178,358	National Oilwell Varco, Inc.	7,209,230
174,085	Noble Energy, Inc.	6,338,435
134,932	Oil States International, Inc.*	4,965,498
1,043,036	Origin Energy Ltd.	5,221,578
7,143,033	PetroChina Co., Ltd. - Class H	5,425,665
80,404	Schlumberger Ltd.[2]	6,461,265
378,818	Statoil A.S.A.	6,679,017
268,820	Subsea 7 S.A.*	3,797,194
156,060	Suncor Energy, Inc.	4,858,516
139,264	TechnipFMC PLC*, 2	4,501,012
81,939	TGS Nopec Geophysical Co. A.S.A.	1,797,581
		78,308,538
	HEALTH CARE – 10.1%
76,449	Baxter International, Inc.	3,892,783
30,756	Becton, Dickinson and Co.	5,629,886
621,635	Elekta AB Class B	5,897,124
26,789	Laboratory Corp. of America Holdings*	3,811,003
1,543,773	Life Healthcare Group Holdings Ltd.	3,943,727
83,928	Merck & Co., Inc.	5,528,337
85,700	Otsuka Holdings Co., Ltd.	3,906,088

Gavekal KL Allocation Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
188,100	Tsumura & Co.	$5,580,098
22,449	Varex Imaging Corp.*	781,674
56,123	Varian Medical Systems, Inc.*	4,708,158
37,504	Waters Corp.*	5,812,745
		49,491,623
	INDUSTRIALS – 14.9%
67,747	Dover Corp.	5,426,535
156,000	Hitachi Construction Machinery Co., Ltd.	3,624,693
67,521	Ingersoll-Rand PLC[2]	5,358,467
215,700	Komatsu Ltd.	5,185,173
173,787	Metso OYJ	5,124,645
192,500	MISUMI Group, Inc.	3,362,891
243,700	Mitsubishi Electric Corp.	3,572,860
735,700	Mitsubishi Heavy Industries Ltd.	2,903,831
88,100	Recruit Holdings Co., Ltd.	4,323,798
598,057	Rolls-Royce Holdings PLC*	5,841,056
420,634	Sandvik AB	5,709,869
975,731	SATS Ltd.	3,481,272
43,255	Siemens A.G.	5,623,370
185,122	SKF AB Class B	3,517,652
42,440	Stanley Black & Decker, Inc.	5,396,246
133,800	TOTO Ltd.	5,147,824
		73,600,182
	INFORMATION TECHNOLOGY – 10.3%
49,600	Adobe Systems, Inc.*	5,869,664
6,498	Alphabet, Inc. - Class A*	5,490,355
71,413	CGI Group, Inc.*	3,282,998
134,821	FLIR Systems, Inc.	4,949,279
77,200	Horiba Ltd.	4,277,393
29,205	Intuit, Inc.	3,663,475
140,942	Knowles Corp.*	2,668,032
53,066	Microchip Technology, Inc.	3,848,346
83,970	Microsoft Corp.	5,372,401
72,939	Silicon Laboratories, Inc.*	4,923,382
327,800	Yaskawa Electric Corp.	6,138,690
		50,484,015
	MATERIALS – 10.7%
767,001	Antofagasta PLC	7,707,508
305,220	BHP Billiton PLC	4,919,499
62,917	Celanese Corp.	5,610,309

Gavekal KL Allocation Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MATERIALS (Continued)
90,201	Dow Chemical Co.	$5,615,914
229,200	JSR Corp.	3,920,232
175,457	Mosaic Co.	5,472,504
116,632	Rio Tinto Ltd.	5,529,553
54,358	Scotts Miracle-Gro Co.	4,926,466
367,500	Sumitomo Metal Mining Co., Ltd.	5,105,474
1,547,900	Ube Industries Ltd.	3,870,858
		52,678,317
	TOTAL COMMON STOCKS (Cost $316,117,457)	343,061,424

Principal Amount

	U.S. TREASURY SECURITIES – 20.5%
	United States Treasury Bond
$10,700,000	3.125%, 8/15/2044	11,008,042
10,900,000	3.000%, 11/15/2045	10,940,450
12,000,000	2.500%, 5/15/2046	10,856,256
12,800,000	2.250%, 8/15/2046	10,947,507
	United States Treasury Note
14,100,000	1.500%, 5/31/2020	14,072,463
15,800,000	2.125%, 8/15/2021	15,992,570
15,900,000	2.000%, 8/15/2025	15,501,260
12,300,000	1.625%, 2/15/2026	11,573,771

	TOTAL U.S. TREASURY SECURITIES (Cost $108,733,373)	100,892,319

	SHORT-TERM INVESTMENTS – 10.1%
49,781,169	UMB Money Market Fiduciary, 0.01%[3]	49,781,169

	TOTAL SHORT-TERM INVESTMENTS (Cost $49,781,169)	49,781,169

	TOTAL INVESTMENTS – 100.3% (Cost $474,631,999)	493,734,912
	Liabilities in Excess of Other Assets – (0.3)%	(1,406,997)

	TOTAL NET ASSETS – 100.0%	$492,327,915

PCL – Public Company Limited
PLC – Public Limited Company

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,825,979.

Gavekal KL Allocation Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2017 (Unaudited)

[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Gavekal KL Allocation Fund
SUMMARY OF INVESTMENTS
As of February 28, 2017 (Unaudited)

Security Type/Country	Percent of Total Net Assets
Common Stocks
United States	28.4%
Japan	14.8%
United Kingdom	4.7%
Sweden	3.1%
China	2.8%
Canada	2.3%
Australia	2.1%
Brazil	1.8%
Norway	1.7%
Chile	1.6%
Hong Kong	1.5%
Germany	1.1%
Finland	1.0%
South Africa	0.8%
Thailand	0.7%
Singapore	0.7%
Macau	0.6%
Total Common Stocks	69.7%
U.S. Treasury Securities	20.5%
Short-Term Investments	10.1%
Total Investments	100.3%
Liabilities in Excess of Other Assets	(0.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Gavekal KL Allocation Fund
STATEMENT OF ASSETS AND LIABILITIES
As of February 28, 2017 (Unaudited)

Assets:
Investments, at value (cost $474,631,999)	$493,734,912
Receivables:
Investment securities sold	25,462,108
Fund shares sold	1,642,991
Dividends and interest	983,937
Prepaid expenses	68,743
Total assets	521,892,691

Liabilities:
Payables:
Investment securities purchased	27,353,904
Fund shares redeemed	1,738,196
Advisory fees	343,350
Fund administration fees	36,435
Fund accounting fees	11,106
Transfer agent fees and expenses	12,167
Auditing fees	8,910
Distribution fees - Advisor Class (Note 8)	11,785
Chief Compliance Officer fees	2,428
Shareholder servicing fees (Note 7)	37,038
Trustees' fees and expenses	718
Accrued other expenses	8,739
Total liabilities	29,564,776

Net Assets	$492,327,915

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$468,596,147
Accumulated net investment loss	(1,068,167)
Accumulated net realized gain on investments and foreign currency transactions	5,697,486
Net unrealized appreciation (depreciation) on:
Investments	19,102,913
Foreign currency translations	(464)
Net Assets	$492,327,915

Maximum Offering Price per Share:
Advisor Class Shares:
Net assets applicable to shares outstanding	$58,403,761
Shares of beneficial interest issued and outstanding	4,216,633
Redemption price per share	$13.85

Institutional Class Shares:
Net assets applicable to shares outstanding	$433,924,154
Shares of beneficial interest issued and outstanding	30,949,103
Redemption price per share	$14.02

See accompanying Notes to Financial Statements.

Gavekal KL Allocation Fund
STATEMENT OF OPERATIONS
As of February 28, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $162,270)	$2,488,039
Interest	1,005,270
Total investment income	3,493,309

Expenses:
Advisory fees	2,098,715
Shareholder servicing fees (Note 7)	237,281
Fund administration fees	176,663
Distribution fees - Advisor Class (Note 8)	82,792
Fund accounting fees	61,627
Transfer agent fees and expenses	40,996
Shareholder reporting fees	37,778
Custody fees	35,074
Registration fees	34,712
Miscellaneous	14,876
Legal fees	13,417
Auditing fees	8,728
Chief Compliance Officer fees	6,447
Trustees' fees and expenses	4,216
Insurance fees	938
Net expenses	2,854,260
Net investment income	639,049

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	14,611,371
Foreign currency transactions	(164,339)
Net realized gain	14,447,032
Net change in unrealized appreciation/depreciation on:
Investments	(22,089,281)
Foreign currency translations	6,310
Net change in unrealized appreciation/depreciation	(22,082,971)
Reimbursement by affiliate (Note 3)	318,760
Net realized and unrealized loss on investments and foreign currency	(7,317,179)

Net Decrease in Net Assets from Operations	$(6,678,130)

See accompanying Notes to Financial Statements.

Gavekal KL Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended February 28, 2017 (Unaudited)	For the Year Ended August 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$639,049	$627,878
Net realized gain on investments and foreign currency transactions	14,447,032	4,969,395
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(22,082,971)	24,126,302
Net increase from reimbursement by affiliate for investment loss (Note 3)	318,760	-
Net increase (decrease) in net assets resulting from operations	(6,678,130)	29,723,575

Distributions to Shareholders:
From net investment income:
Advisor Class	(181,401)	-
Institutional Class	(1,975,875)	-
From net realized gain:
Advisor Class	(1,989,472)	(1,620,306)
Institutional Class	(12,032,060)	(9,474,511)
Total distributions to shareholders	(16,178,808)	(11,094,817)

Capital Transactions:
Net proceeds from shares sold:
Advisor Class	9,105,458	44,233,665
Institutional Class	166,538,856	186,535,442
Reinvestment of distributions:
Advisor Class	2,044,769	1,548,441
Institutional Class	13,767,094	9,398,493
Cost of shares redeemed:
Advisor Class[1]	(19,416,242)	(7,920,390)
Institutional Class[2]	(67,184,130)	(36,060,772)
Net increase in net assets from capital transactions	104,855,805	197,734,879

Total increase in net assets	81,998,867	216,363,637

Net Assets:
Beginning of period	410,329,048	193,965,411
End of period	$492,327,915	$410,329,048

Accumulated net investment income (loss)	$(1,068,167)	$450,060

Capital Share Transactions:
Shares sold:
Advisor Class	649,325	3,196,149
Institutional Class	11,677,353	13,187,777
Shares reinvested:
Advisor Class	152,708	112,450
Institutional Class	1,016,772	675,179
Shares redeemed:
Advisor Class	(1,408,941)	(566,883)
Institutional Class	(4,823,553)	(2,541,869)
Net increase in capital share transactions	7,263,664	14,062,803

[1]	Net of redemption fee proceeds of $5,958 and $5,227, respectively.
[2]	Net of redemption fee proceeds of $1,115 and $12,437, respectively.

See accompanying Notes to Financial Statements.

Gavekal KL Allocation Fund
FINANCIAL HIGHLIGHTS
Advisor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended February 28, 2017 (Unaudited)		For the Year Ended August 31, 2016		For the Year Ended August 31, 2015		For the Year Ended August 31, 2014		For the Year Ended August 31, 2013		For the Year Ended August 31, 2012
Net asset value, beginning of period	$14.55		$13.90		$13.79		$12.91		$11.83		$10.21
Income from Investment Operations:
Net investment income (loss)[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]	0.02
Net realized and unrealized gain (loss) on investments	(0.25)		1.40		0.46		1.60		1.14		1.60
Total from investment operations	(0.25)		1.40		0.46		1.60		1.14		1.62

Less Distributions:
From net investment income	(0.04)		-		(0.03)		-		(0.03)		-
From net realized gain	(0.41)		(0.75)		(0.32)		(0.72)		(0.03)		-
Total distributions	(0.45)		(0.75)		(0.35)		(0.72)		(0.06)		-

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$13.85		$14.55		$13.90		$13.79		$12.91		$11.83

Total return[3]	(1.62)%	[4,7]	10.38%	[5]	3.36%	[5]	12.71%	[5]	9.64%	[5]	15.87%	[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$58,404		$70,186		$28,935		$31,888		$28,318		$19,115

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.44%	[6]	1.44%		1.44%		1.45%		1.53%		1.84%
After fees waived and expenses absorbed/recovered	1.44%	[6]	1.45%		1.50%		1.50%		1.50%		1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	0.06%	[6]	0.03%		0.06%		0.05%		(0.02)%		(0.16)%
After fees waived and expenses absorbed/recovered	0.06%	[6]	0.02%		0.00%		0.00%		0.01%		0.18%
Portfolio turnover rate	78%	[4]	104%		133%		66%		89%		74%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Total returns would have been lower/higher had fees not been waived/recovered by the Advisor.
[6]	Annualized.
[7]	Payment by affiliate had 0.07% impact to the total return.

See accompanying Notes to Financial Statements.

Gavekal KL Allocation Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended February 28, 2017 (Unaudited)		For the Year Ended August 31, 2016		For the Year Ended August 31, 2015		For the Year Ended August 31, 2014		For the Year Ended August 31, 2013		For the Year Ended August 31, 2012
Net asset value, beginning of period	$14.74		$14.04		$13.93		$13.00		$11.91		$10.24
Income from Investment Operations:
Net investment income[1]	0.02		0.04		0.04		0.03		0.03		0.05
Net realized and unrealized gain (loss) on investments	(0.26)		1.41		0.46		1.62		1.14		1.62
Total from investment operations	(0.24)		1.45		0.50		1.65		1.17		1.67

Less Distributions:
From net investment income	(0.07)		-		(0.07)		-		(0.05)		(0.01)
From net realized gain	(0.41)		(0.75)		(0.32)		(0.72)		(0.03)		-
Total distributions	(0.48)		(0.75)		(0.39)		(0.72)		(0.08)		(0.01)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]	0.01

Net asset value, end of period	$14.02		$14.74		$14.04		$13.93		$13.00		$11.91

Total return[3]	(1.52)%	[4,7]	10.64%	[5]	3.59%	[5]	13.02%	[5]	9.85%	[5]	16.38%	[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$433,924		$340,143		$165,031		$159,120		$131,813		$73,881

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.19%	[6]	1.19%		1.19%		1.20%		1.28%		1.59%
After fees waived and expenses absorbed/recovered	1.19%	[6]	1.20%		1.25%		1.25%		1.25%		1.25%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed/recovered	0.31%	[6]	0.28%		0.31%		0.30%		0.23%		0.09%
After fees waived and expenses absorbed/recovered	0.31%	[6]	0.27%		0.25%		0.25%		0.26%		0.43%
Portfolio turnover rate	78%	[4]	104%		133%		66%		89%		74%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Total returns would have been lower/higher had fees not been waived/recovered by the Advisor.
[6]	Annualized.
[7]	Payment by affiliate had 0.07% impact to the total return.

See accompanying Notes to Financial Statements.

Gavekal KL Allocation Fund
NOTES TO FINANCIAL STATEMENTS
February 28, 2017 (Unaudited)

Note 1 – Organization
Gavekal KL Allocation Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to March 31, 2015 the Fund was known as Gavekal Knowledge Leaders Fund. The Fund’s primary investment objective is to seek long-term capital appreciation with an emphasis on capital preservation. The Fund commenced investment operations on September 30, 2010, with two classes of shares, Advisor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

Gavekal KL Allocation Fund
NOTES TO FINANCIAL STATEMENTS - Continued
February 28, 2017 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Gavekal KL Allocation Fund
NOTES TO FINANCIAL STATEMENTS - Continued
February 28, 2017 (Unaudited)

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended August 31, 2014-2016 and the six months ended February 28, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Knowledge Leaders Capital, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of Advisor Class and Institutional Class shares of the Fund, respectively. This agreement is in effect until December 31, 2017, and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended February 28, 2017, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended February 28, 2017, are reported on the Statement of Operations.

Gavekal KL Allocation Fund
NOTES TO FINANCIAL STATEMENTS - Continued
February 28, 2017 (Unaudited)

The Advisor voluntarily reimbursed the Fund $318,760 for commissions on investment transactions. This amount is reported on the Fund’s Statement of Operations under the caption “Reimbursement by affiliate”. This reimbursement had a positive 0.07% impact on the six month total return for both the Advisor Class and the Institutional Class.

Note 4 – Federal Income Taxes
At February 28, 2017, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$474,667,312

Gross unrealized appreciation	$31,240,186
Gross unrealized depreciation	(12,172,586)
Net unrealized appreciation on investments	$19,067,600

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of August 31, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,168,445
Undistributed long-term capital gains	4,943,123
Tax accumulated earnings	6,111,568

Accumulated capital and other losses	-
Net unrealized appreciation on investments	40,483,912
Net unrealized depreciation on foreign currency translations	(6,774)
Total accumulated earnings	$46,588,706

The tax character of distributions paid during the fiscal years ended August 31, 2016 and 2015 were as follows:

	2016	2015
Distributions paid from :
Ordinary income	$-	$794,072
Net long-term capital gains	11,094,817	4,210,777
Total distributions paid	$11,094,817	$5,004,849

Note 5 – Redemption Fee
The Fund imposed a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. Effective September 30, 2016, the Fund no longer imposes the redemption fee. For the six months ended February 28, 2017, and the year ended August 31, 2016 the Fund received $7,073 and $17,664, respectively, in redemption fees.

Gavekal KL Allocation Fund
NOTES TO FINANCIAL STATEMENTS - Continued
February 28, 2017 (Unaudited)

Note 6 – Investment Transactions
For the six months ended February 28, 2017, purchases and sales of investments, excluding short-term investments, were $397,650,515 and $328,677,532, respectively.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended February 28, 2017, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its Advisor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, attributable to Advisor Class shares, payable to IMST Distributors, LLC. The Institutional Class does not pay any distribution fees.

For the six months ended February 28, 2017, distribution fees incurred with respect to Advisor Class shares are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Gavekal KL Allocation Fund
NOTES TO FINANCIAL STATEMENTS - Continued
February 28, 2017 (Unaudited)

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Consumer Discretionary	$4,949,852	$13,910,790	$-	$18,860,642
Consumer Staples	12,325,805	7,312,302	-	19,638,107
Energy	42,477,814	35,830,724	-	78,308,538
Health Care	34,108,313	15,383,310	-	49,491,623
Industrials	19,662,520	53,937,662	-	73,600,182
Information Technology	40,067,932	10,416,083	-	50,484,015
Materials	21,625,193	31,053,124	-	52,678,317
U.S. Treasury Securities	-	100,892,319	-	100,892,319
Short-Term Investments	49,781,169	-	-	49,781,169
Total Investments	$224,998,598	$268,736,314	$-	$493,734,912

*
In accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities. In this circumstance, $167,843,995 of investment securities were classified as Level 2 instead of Level 1.

**	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Gavekal KL Allocation Fund
NOTES TO FINANCIAL STATEMENTS - Continued
February 28, 2017 (Unaudited)

Note 11 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The Fund’s policies permit the Fund to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations. Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract. The forward contracts were bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Fund of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$). As a result, the relative strength of the US$ may be an important factor in the performance of the Fund. For the six months ended February 28, 2017, the Fund did not enter into forward contracts.

Note 12 – Recently Issued Accounting Pronouncements
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 13 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

Effective March 17, 2017, the name of the Advisor was changed to Knowledge Leaders Capital, LLC.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Gavekal KL Allocation Fund
EXPENSE EXAMPLE
For the Six Months Ended February 28, 2017 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Advisor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2016 to February 28, 2017.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		9/1/16	2/28/17	9/1/16 – 2/28/17
Advisor Class	Actual Performance	$1,000.00	$983.80	$7.08
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.66	7.20
Institutional Class	Actual Performance	1,000.00	984.80	5.85
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.90	5.95

*
Expenses are equal to the Fund’s annualized expense ratio of 1.44% and 1.19% for Advisor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

This page is intentionally left blank

This page is intentionally left blank

Gavekal KL Allocation Fund
A series of Investment Managers Series Trust

Investment Advisor
Knowledge Leaders Capital, LLC
370 17th Street, Suite 4930
Denver, Colorado 80202

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Gavekal KL Allocation Fund - Advisor Class	GAVAX	461 418 667
Gavekal KL Allocation Fund - Institutional Class	GAVIX	461 418 659

Privacy Principles of the Gavekal KL Allocation Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Gavekal KL Allocation Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 998-9890 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 998-9890 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (888) 998-9890. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

To reduce expenses, the Trust may mail only one copy of Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 998-9890 (or contact your financial institution). The Trust will be sending you individual copies thirty days after receiving your request.

Gavekal KL Allocation Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 998-9890

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	05/08/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	05/08/17

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	05/08/17